COLLATERAL, CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS	12 Months Ended
Dec. 31, 2025
Collateral Contractual Commitments To Suppliers Advances From Customers And Others
COLLATERAL, CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

29.	COLLATERAL, CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

	2025	2024

Collateral given for the Company’s own liabilities	775.8	566.5
Other commitments	491.1	1,275.8
	1,266.9	1,842.3

Commitments to suppliers - Property, plant and equipment and Intangibles	251.1	691.7
Commitments to suppliers - Inventory	25,020.1	46,943.0
	25,271.2	47,634.7

As at December 31, 2025 the Company had R$775.8 (R$540.1 as at December 31, 2024) of cash guarantees.

Most of the commitments balance relates to obligations to packaging suppliers. These commitments are primarily aimed at ensuring a secure long-term supply of the Company’s strategic inputs and providing greater assurance to suppliers making long-term investments. The future contractual commitments are presented below:

	2025	2024

Less than 1 year	12,895.1	21,354.8
Between 1 and 2 years	2,151.7	12,333.2
More than 2 years	10,224.4	13,946.7
	25,271.2	47,634.7

Cash deposits used as guarantees are classified within other assets. The amount of fixed assets pledged as collateral is not material.